Climate change - Summary of Climate Change in Asset Valuations Reflects (Detail)	Jul. 31, 2024 $ / tCO2
2030 Low [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	28
2030 Low [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	6
2030 Low [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	9
2030 Low [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	71
2030 Low [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	1
2030 High [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	83
2030 High [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	55
2030 High [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	44
2030 High [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	110
2030 High [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	193
2050 Low [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	166
2050 Low [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	138
2050 Low [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	166
2050 Low [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	221
2050 Low [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	28
2050 High [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	248
2050 High [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	221
2050 High [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	248
2050 High [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	248
2050 High [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	276